N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 17, 2025
Amendment Flag	false
C000055033 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund
C000055033 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000055033 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000055033 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund
C000055033 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund
C000055033 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund
C000055033 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund
C000065160 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund
C000065160 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000065160 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000065160 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund
C000065160 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund
C000065160 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund
C000078455 [Member] | C000017258 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Asset Strategy Fund
C000078455 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000078455 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000078455 [Member] | C000017293 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Large Cap Growth Fund
C000078455 [Member] | C000073948 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Natural Resources Fund
C000078455 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund
C000078455 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund
C000055032 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000055032 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000055032 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund
C000055034 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000055034 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000055034 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund
C000055030 [Member] | C000010956 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Diversified Income Fund
C000055030 [Member] | C000011010 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Extended Duration Bond Fund
C000055030 [Member] | C000017267 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Science and Technology Fund
C000055031 [Member] | C000017272 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nomura Small Cap Growth Fund